Loans, Borrowings and Debentures - Summary of Carrying Amounts of Loans, Borrowings and Debentures (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 21,688,946	R$ 18,338,497	R$ 18,829,203
Reais (R$) [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	11,312,466	12,474,129
Dollar (USD) [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	9,906,406	5,646,136
Pound (GBP) [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 470,074	R$ 218,232